Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 9.1%
Diversified Telecommunication Services 2.4%
Verizon Communications, Inc.	110,700	6,397,353
Entertainment 1.5%
Activision Blizzard, Inc.	37,356	3,406,494
Walt Disney Co. (The)(a)	3,950	734,779
Total		4,141,273
Interactive Media & Services 3.2%
Alphabet, Inc., Class A(a)	3,691	8,686,768
Media 2.0%
Interpublic Group of Companies, Inc. (The)	126,110	4,003,993
Nexstar Media Group, Inc., Class A	10,100	1,488,841
Total		5,492,834
Total Communication Services		24,718,228
Consumer Discretionary 8.1%
Diversified Consumer Services 0.4%
H&R Block, Inc.	47,200	1,050,672
Hotels, Restaurants & Leisure 1.7%
Royal Caribbean Cruises Ltd.(a)	4,200	365,190
Travel + Leisure Co.	66,168	4,269,821
Total		4,635,011
Household Durables 2.2%
Lennar Corp., Class A	11,762	1,218,543
PulteGroup, Inc.	79,904	4,723,925
Total		5,942,468
Multiline Retail 1.8%
Target Corp.	23,701	4,912,269
Specialty Retail 2.0%
AutoNation, Inc.(a)	32,100	3,289,608
Best Buy Co., Inc.	2,446	284,396
Home Depot, Inc. (The)	6,268	2,028,764
Total		5,602,768
Total Consumer Discretionary		22,143,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.0%
Food & Staples Retailing 0.2%
Walmart, Inc.	4,368	611,127
Food Products 0.7%
General Mills, Inc.	30,768	1,872,540
Household Products 3.0%
Colgate-Palmolive Co.	14,380	1,160,466
Kimberly-Clark Corp.	18,889	2,518,282
Procter & Gamble Co. (The)	33,467	4,465,167
Total		8,143,915
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	5,200	274,872
Tobacco 3.0%
Altria Group, Inc.	82,509	3,939,805
Philip Morris International, Inc.	45,423	4,315,185
Total		8,254,990
Total Consumer Staples		19,157,444
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.(b)	51,891	5,348,405
ConocoPhillips Co.	3,699	189,167
EOG Resources, Inc.	66,400	4,889,696
HollyFrontier Corp.	50,193	1,756,755
Total		12,184,023
Total Energy		12,184,023
Financials 20.8%
Banks 6.5%
Bank of America Corp.	74,333	3,012,716
Citigroup, Inc.	94,415	6,726,125
JPMorgan Chase & Co.	37,857	5,822,785
Popular, Inc.	29,879	2,209,851
Total		17,771,477
Columbia Disciplined Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.6%
BlackRock, Inc.	7,695	6,304,514
Goldman Sachs Group, Inc. (The)	1,469	511,873
Morgan Stanley	76,395	6,306,407
T. Rowe Price Group, Inc.	11,500	2,060,800
Total		15,183,594
Consumer Finance 3.3%
Ally Financial, Inc.	86,226	4,436,328
Capital One Financial Corp.	15,600	2,325,648
SLM Corp.	110,700	2,176,362
Total		8,938,338
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	9,488	2,608,725
Jefferies Financial Group, Inc.	72,368	2,352,684
Total		4,961,409
Insurance 3.6%
MetLife, Inc.	73,446	4,673,369
Progressive Corp. (The)	43,700	4,402,338
Prudential Financial, Inc.	6,835	685,960
Total		9,761,667
Total Financials		56,616,485
Health Care 12.7%
Biotechnology 1.2%
AbbVie, Inc.	9,761	1,088,352
Biogen, Inc.(a)	1,246	333,093
BioMarin Pharmaceutical, Inc.(a)	7,484	583,153
Gilead Sciences, Inc.	16,512	1,048,017
Sage Therapeutics, Inc.(a)	3,441	271,013
Total		3,323,628
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	12,895	1,548,432
Medtronic PLC	44,873	5,874,773
Total		7,423,205
Health Care Providers & Services 2.5%
CVS Health Corp.	10,526	804,186
HCA Healthcare, Inc.	26,759	5,380,165
McKesson Corp.	2,950	553,302
Total		6,737,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc.(a)	4,550	1,067,839
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	85,848	5,358,632
Johnson & Johnson	36,328	5,911,656
Pfizer, Inc.	118,288	4,571,831
Total		15,842,119
Total Health Care		34,394,444
Industrials 13.4%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc.	3,536	739,837
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	2,100	428,106
Airlines 0.3%
Delta Air Lines, Inc.(a)	8,071	378,691
Southwest Airlines Co.(a)	7,610	477,756
Total		856,447
Construction & Engineering 1.6%
Quanta Services, Inc.	46,568	4,500,332
Electrical Equipment 3.7%
Eaton Corp. PLC	39,784	5,686,327
Emerson Electric Co.	49,333	4,464,143
Total		10,150,470
Industrial Conglomerates 0.3%
3M Co.	3,590	707,733
Machinery 4.1%
Deere & Co.	16,760	6,215,446
Parker-Hannifin Corp.	15,598	4,894,809
Total		11,110,255
Professional Services 0.1%
Robert Half International, Inc.	4,302	376,898

2	Columbia Disciplined Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.8%
CSX Corp.	33,762	3,401,521
Norfolk Southern Corp.	3,951	1,103,277
Ryder System, Inc.	20,100	1,604,784
Union Pacific Corp.	6,396	1,420,488
Total		7,530,070
Total Industrials		36,400,148
Information Technology 9.2%
Communications Equipment 2.6%
Cisco Systems, Inc.	141,396	7,198,470
Electronic Equipment, Instruments & Components 0.2%
SYNNEX Corp.	4,378	530,614
IT Services 0.9%
Automatic Data Processing, Inc.	11,150	2,084,938
Fiserv, Inc.(a)	3,631	436,156
Total		2,521,094
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.(a)	16,700	1,363,054
Broadcom, Inc.	7,281	3,321,592
Intel Corp.	88,588	5,096,468
Total		9,781,114
Software 1.9%
Autodesk, Inc.(a)	15,868	4,632,028
Synopsys, Inc.(a)	1,900	469,414
Total		5,101,442
Total Information Technology		25,132,734
Materials 4.7%
Chemicals 2.6%
Chemours Co. LLC (The)	77,166	2,330,413
Dow, Inc.	76,718	4,794,875
Total		7,125,288
Metals & Mining 2.1%
Newmont Corp.	7,127	444,796
Reliance Steel & Aluminum Co.	31,929	5,118,538
Total		5,563,334
Total Materials		12,688,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
Kimco Realty Corp.	31,500	661,500
Prologis, Inc.	35,503	4,137,164
Simon Property Group, Inc.	10,000	1,217,400
Weyerhaeuser Co.	124,400	4,822,988
Total		10,839,052
Total Real Estate		10,839,052
Utilities 4.4%
Electric Utilities 3.9%
Duke Energy Corp.	20,800	2,094,352
Exelon Corp.	102,810	4,620,282
NRG Energy, Inc.	106,715	3,822,531
Total		10,537,165
Gas Utilities 0.4%
National Fuel Gas Co.	20,500	1,018,030
Multi-Utilities 0.1%
DTE Energy Co.	3,000	420,060
Total Utilities		11,975,255
Total Common Stocks (Cost $201,561,245)		266,249,623

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(c),(d)	5,699,385	5,698,815
Total Money Market Funds (Cost $5,698,519)		5,698,815
Total Investments in Securities (Cost: $207,259,764)		271,948,438
Other Assets & Liabilities, Net		(13,349)
Net Assets		271,935,089

At April 30, 2021, securities and/or cash totaling $502,466 were pledged as collateral.
Columbia Disciplined Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	29	06/2021	USD	6,052,880	249,038	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	8,382,938	30,213,628	(32,896,971)	(780)	5,698,815	255	5,630	5,699,385
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Value Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT179_07_L01_(06/21)